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                  [Sutherland Asbill & Brennan LLP Letterhead]




DAVID S. GOLDSTEIN
DIRECT LINE: (202) 383-0606
Internet: dgoldstein@sablaw.com

                                                                 May 3, 2001

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

             RE: HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC. FILE NOS. 33-33756; 811-06059

Commissioners:

     On behalf of Hartford International Opportunities HLS Fund, Inc. (the "Fund"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the prospectus and statement of additional information being used in connection with the offering of shares in the Fund and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment No. 15 for the Fund filed with the Commission on April 27, 2001 via EDGAR.

     If you have any questions or comments, please call the undersigned at the above number.

                                          Sincerely,

                                          /s/ David S. Goldstein

                                          David S. Goldstein

cc:   Kevin J. Carr
      Daniel E. Burton